COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

a)    Property, plant and equipment commitments

As of December 31, 2025, total commitments were $315,824, with payment schedule as follows:

Year Ending December 31,
2026	$251,663
2027	19,387
2028	385
2029	—
2030	44,389
Total	$315,824

b)    Construction commitments

As of December 31, 2025, outstanding commitments for EPC and construction related to projects were $174,198, with payment schedule as follow:

Year Ending December 31,
2026	$141,238
2027	18,547
2028	12,033
2029	1,016
2030	1,364
Total	$174,198

c)    Contingencies

Trade Proceedings and Litigations

The Company and its subsidiaries are subject to various international trade proceedings and government actions, including antidumping duty (“AD”), countervailing duty (“CVD”), safeguard measures and tariff regimes affecting imports into the United States and other jurisdictions. These proceedings may result in significant duty deposits, tariffs, or related compliance costs on imports from China, Taiwan, and Southeast Asia, particularly for crystalline silicon photovoltaic (“CSPV”) products and lithium battery components.

As of December 31, 2025, the Company’s applicable AD and CVD rates on Chinese-origin CSPV products under “Solar 1” and “Solar 2” orders remain in effect, and final results in recent administrative reviews have generally affirmed or reduced prior rates.

Under Solar 1, the Company’s current AD rate is 0.00%, and the applicable CVD rate is 15.87%, as of the conclusion of the tenth administrative reviews in 2024. The eleventh administrative reviews were completed with findings of no shipments and no change in rates, and the twelfth reviews are ongoing, with preliminary results expected in 2026. The second five-year sunset reviews concluded in 2024, with both the U.S. Department of Commerce (“USDOC”) and U.S. International Trade Commission (“USITC”) voting to continue the Solar 1 orders for another five years. Certain prior determinations remain subject to appeal.

Under Solar 2, the Company’s current AD and CVD rates for Chinese-origin products remain at 30.06% and 33.58%, respectively, following rescission of the tenth administrative review in December 2025, and no changes have been made to the Company’s rates. The Company was not subject to the most recent tenth administrative review of the Solar 2 Taiwan antidumping duty, and its current rates remain unchanged. In 2025, USDOC and USITC initiated the second five - year sunset reviews of the Solar 2 orders, which are ongoing.

The Company is also involved in circumvention proceedings relating to certain products from Southeast Asia. In 2025, the U.S. Court of International Trade (“USCIT”) sustained USDOC’s Thailand circumvention determination, and the Company has appealed to the U.S. Court of Appeals for the Federal Circuit.

In 2024, the USDOC and USITC initiated new AD and CVD investigations (“Solar 3”) against imports from Southeast Asia. In 2025, USDOC issued final affirmative determinations. Final AD and CVD rates applicable to the Company are 111.45% and 255.39%, respectively, on Thai-origin CSPV products. The USITC issued a final affirmative threat determination with respect to Thailand and a negative finding on critical circumstances, resulting in refunds of certain preliminary deposits. The Solar 3 determinations have been appealed and remain subject to judicial review.

In 2025, additional AD and CVD petitions (“Solar 4”) were filed covering imports from India, Indonesia and Laos, and investigations are ongoing.

In 2025, the USDOC initiated a Section 232 national security investigation covering polysilicon and derivative products, which could result in additional tariffs or other measures.

In 2025, AD and CVD petitions were filed on active anode materials (a lithium battery component) imported from China and the USDOC and USITC initiated investigations in 2025. On February 11, 2026, USDOC determined that AAM contained in downstream battery products will not be covered by the scope of potential antidumping and countervailing duties. These proceedings remain ongoing.

In 2025, the U.S. government imposed and escalated broad reciprocal tariffs under the International Emergency Economic Powers Act (“IEEPA”). The U.S. Supreme Court found these tariffs unlawful, and the USCIT subsequently ordered refunds for all such tariffs paid under IEEPA. The Company filed suit in the USCIT to preserve its rights to refunds for such tariffs. This litigation and that concerning the extent of available refunds for IEEPA tariffs remains ongoing.

In February 2026, the U.S. government imposed Section 122 tariffs on nearly all U.S. imports at 10% for 150 days. These tariffs remain in effect and are currently expected to expire in July 2026.

In March 2026, the U.S. government announced new Section 301 investigations on U.S. imports from various countries, including China and Thailand. Announcements with respect to these investigations are expected to be issued concurrently with the expiry of the temporary Section 122 tariff measures later in 2026.

Patent Disputes

The Company is party to ongoing patent litigation alleging infringement of various solar technologies. The Company believes the asserted claims lack merit and is vigorously defending these matters. However, the outcome of current or future litigation, particularly those seeking injunctive relief or significant damages, could materially impact the Company’s financial condition, results of operations, or cash flows.

In 2024, Maxeon Solar Pte. Ltd. (“Maxeon”) filed a U.S. patent infringement lawsuit, alleging infringement of solar-related patents. Maxeon seeks a permanent injunction and damages. Based on its preliminary analysis, the Company believes its modules do not infringe and intends to vigorously defend the case. Additionally, the Company filed an Inter Partes Review (“IPR”) with the Patent Trial and Appeal Board (“PTAB”). In 2025, in the lawsuit, Maxeon withdrew one of its patent infringement claims, and the claim was dismissed with prejudice. In January 2026, the PTAB issued a Final Written Decisions in the Company’s IPR action invalidating the remaining patents in the lawsuit.

In 2025, CSI Solar Co., Ltd. was notified of lawsuits filed in China by Trina Solar Limited (“Trina”), alleging infringement of solar-related patents. Trina also initiated U.S. litigation in the USITC and in Federal Court. The USITC investigation was terminated upon Trina’s motion, and, the Company subsequently filed petitions for IPR before the PTAB challenging the U.S. counterparts of certain patents. The PTAB granted review and joined the Company’s petition with previously instituted IPR proceedings. Concurrently, the Company has initiated patent invalidation proceedings before China’s National Patent Office, which remain pending. The Federal Court action is stayed pending a decision from the PTAB.

In 2025, First Solar, Inc. (“First Solar”) filed a patent infringement lawsuit against the Company in the U.S. District Court for the District of Delaware seeking injunctive relief and monetary damages. The Company filed a petition with the USPTO, which was denied in 2025 without a decision on the merits. In 2025, the court set a trial date for March 2028. Discovery is currently ongoing in this litigation. Based on our assessment, the Company does not believe its proprietary technology infringes on the patent asserted by First Solar, and the Company intends to vigorously defend the case. On February 24, 2026, First Solar filed a Complaint with the USITC against the Company and nine other manufacturers of modules incorporating TOPCon technology. First Solar seeks a general exclusion order, limited exclusion order, and a cease - and - desist order. The USITC has instituted the case. The Company will vigorously defend against the claims. A final resolution is not expected until the second half of 2027.